DESCRIPTION OF BUSINESS (Details Narrative) - Number	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of reportable segments	1	1